Intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Cost to fulfill customer contracts	Software	Other intangible assets	Total
Opening balance as of April 1, 2024	514,073	45,887	656,518	20,532	196,192	9,263	1,442,465
Additions	—	—	—	1,597	40,513	2,101	44,211
Disposals	—	—	—	(106)	(877)	(2,468)	(3,451)
Exchange differences	1,605	(35)	—	(81)	(957)	(59)	473
Gross carrying amount	515,678	45,852	656,518	21,942	234,871	8,837	1,483,698

Opening balance as of April 1, 2024	—	(26,098)	(652,368)	(15,338)	(122,280)	(8,118)	(824,202)
Amortization	—	(2,237)	(223)	(2,044)	(29,680)	(871)	(35,055)

Disposals	—	—	—	106	806	2,451	3,363
Exchange differences	—	—	—	38	683	49	770
Accumulated amortization	—	(28,335)	(652,591)	(17,238)	(150,471)	(6,489)	(855,124)

Opening balance as of April 1, 2024	(1,890)	(1,155)	—	—	(3,645)	(498)	(7,188)
Impairment	—	—	—	—	(41)	—	(41)
Disposals	—	—	—	—	17	—	17
Exchange differences	(114)	35	—	—	5	—	(74)
Accumulated impairment	(2,004)	(1,120)	—	—	(3,664)	(498)	(7,286)

Net book value as of March 31, 2025	513,674	16,397	3,927	4,704	80,736	1,850	621,288

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Cost to fulfill customer contracts	Software	Other intangible assets	Total
Opening balance as of April 1, 2023	512,273	45,909	656,518	19,385	167,455	10,258	1,411,798
Additions	—	2	—	1,226	33,665	363	35,256
Disposals	—	—	—	—	(4,159)	(1,130)	(5,289)
Exchange differences	1,800	(24)	—	(79)	(769)	(228)	700
Gross carrying amount	514,073	45,887	656,518	20,532	196,192	9,263	1,442,465

Opening balance as of April 1, 2023	—	(23,861)	(652,145)	(13,618)	(101,641)	(8,865)	(800,130)
Amortization	—	(2,237)	(223)	(1,753)	(24,872)	(529)	(29,614)
Disposals	—	—	—	—	3,628	1,069	4,697
Exchange differences	—	—	—	33	605	207	845
Accumulated amortization	—	(26,098)	(652,368)	(15,338)	(122,280)	(8,118)	(824,202)

Opening balance as of April 1, 2023	(2,015)	—	—	—	(3,647)	(498)	(6,160)
Impairment	—	(1,156)	—	—	(32)	—	(1,188)
Disposals	—	—	—	—	23	—	23
Exchange differences	125	1	—	—	11	—	137
Accumulated impairment	(1,890)	(1,155)	—	—	(3,645)	(498)	(7,188)

Net book value as of March 31, 2024	512,183	18,634	4,150	5,194	70,267	647	611,075

Disclosure of Goodwill and Customer Relationships by Operating Segment	The following is a summary of the goodwill allocated to each cash-generating unit:

(EUR thousand)	As of March 31
Goodwill	2025	2024
TFS	361,687	361,750
Payments	49,141	49,525
ZigZag	65,472	63,825
Yocuda	8,135	7,844
ShipUp	29,239	29,239
Total	513,674	512,183